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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-02090

Invesco Bond Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Colin Meadows      1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/12

2410852

012213 (1) BO

Item 1.  Schedule of Investments.

Invesco Bond Fund Effective December 3, 2012, Invesco Van Kampen Bond Fund was renamed Invesco Bond Fund. Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	VK-CE-BOND-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments (a)

November 30, 2012

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–98.28%
Advertising–1.10%
Interpublic Group of Cos Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$1,200,000	$1,185,174
Lamar Media Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 05/01/23(b)	15,000	15,150
National CineMedia LLC, Sr. Sec. Global Notes, 6.00%, 04/15/22	10,000	10,625
Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	260,000	272,739
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	1,080,000	1,199,114

		2,682,802

Aerospace & Defense–1.02%
BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	20,000	21,100
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	90,000	101,250
General Dynamics Corp.,
Sr. Unsec. Gtd. Global Notes,
2.25%, 11/15/22	600,000	593,522
3.60%, 11/15/42	500,000	493,910
Huntington Ingalls Industries Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 03/15/18	55,000	59,675
7.13%, 03/15/21	50,000	54,250
L3 Communications Corp., Sr. Unsec. Gtd. Notes, 4.75%, 07/15/20	1,000,000	1,123,119
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	45,000	47,925
TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 10/15/20(b)	10,000	10,225

		2,504,976

Agricultural Products–1.28%
Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/16	1,685,000	1,811,720
Ingredion Inc.,
Sr. Unsec. Global Notes,
1.80%, 09/25/17	460,000	460,690
Sr. Unsec. Notes,
3.20%, 11/01/15	460,000	484,215
6.63%, 04/15/37	300,000	377,253

		3,133,878

	Principal Amount	Value
Air Freight & Logistics–0.15%
United Parcel Service Inc., Sr. Unsec. Global Notes, 3.63%, 10/01/42	$365,000	$365,908

Airlines–2.63%
America West Airlines Pass Through Trust-Series 2001-1, Class G, Sec. Pass Through Ctfs., 7.10%, 04/02/21	329,927	344,156
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 10/13/11-11/29/11; Cost $74,100)(b)(c)	90,000	94,950
American Airlines Pass Through Trust, Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	407,473	423,007
Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	742,640	764,919
Continental Airlines Pass Through Trust,
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	22,833	23,646
Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	12,862	14,919
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	683,661	702,462
Series 2012-1, Class B, Sec. Pass Through Ctfs., 6.25%, 04/11/20	2,000,000	2,131,250
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	477,149	534,407
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	15,000	15,675
Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	434,666	473,786
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	20,000	20,875
Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	142,765	157,042
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 05/07/20	615,000	655,359
US Airways Pass Through Trust-Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	76,672	72,072

		6,428,525

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Alternative Carriers–0.10%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	$50,000	$54,750
Level 3 Communications Inc.,
Sr. Unsec. Global Notes,
11.88%, 02/01/19	50,000	57,250
Sr. Unsec. Notes,
8.88%, 06/01/19(b)	30,000	31,575
Level 3 Financing Inc.,
Sr. Unsec. Gtd. Notes,
7.00%, 06/01/20(b)	35,000	35,875
Sr. Unsec. Gtd. Global Notes,
8.13%, 07/01/19	25,000	26,813
8.63%, 07/15/20	20,000	21,900
9.38%, 04/01/19	25,000	28,062

		256,225

Aluminum–0.03%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	80,000	81,050

Apparel Retail–0.13%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	55,000	59,813
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	75,000	85,359
J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	90,000	94,950
Limited Brands Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	70,000	80,500

		320,622

Apparel, Accessories & Luxury Goods–0.24%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	135,000	148,837
Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	170,000	175,100
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	160,000	174,400
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	100,000	98,063

		596,400
Application Software–0.01%
Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	15,000	15,675
Asset Management & Custody Banks–0.76%
Blackstone Holdings Finance Co. LLC,
Sr. Unsec. Gtd. Notes,
4.75%, 02/15/23(b)	1,190,000	1,275,143

6.25%, 08/15/42(b)	490,000	546,062

	Principal Amount	Value
Asset Management & Custody Banks–(continued)
PQ Corp., Sr. Sec. Notes, 8.75%, 05/01/18(b)	$35,000	$36,137

		1,857,342

Auto Parts & Equipment–0.09%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	90,000	96,300
American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/15/22	55,000	55,963
CVR Refining LLC/Coffeyville Finance Inc., Sr. Sec. Gtd. Notes, 6.50%, 11/01/22(b)	60,000	59,250

		211,513

Automobile Manufacturers–0.04%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	80,000	101,200

Automotive Retail–0.97%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	1,540,000	1,651,721
AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	675,000	715,716

		2,367,437

Biotechnology–0.01%
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	25,000	27,313
Brewers–0.60%
Heineken NV (Netherlands), Sr. Notes, 1.40%, 10/01/17(b)	600,000	602,315
SABMiller Holdings Inc. (United Kingdom),
Sr. Unsec. Gtd. Notes,
3.75%, 01/15/22(b)	460,000	499,842
4.95%, 01/15/42(b)	325,000	377,979

		1,480,136

Broadcasting–2.22%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	30,000	32,775
Clear Channel Worldwide Holdings Inc.,
Series A,
Sr. Unsec. Gtd. Notes,
6.50%, 11/15/22(b)	15,000	14,962
Series B,
Sr. Unsec. Gtd. Sub. Global Notes,
7.63%, 03/15/20	70,000	69,300
Series B,
Sr. Unsec. Gtd. Notes,
6.50%, 11/15/22(b)	40,000	40,600

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Broadcasting–(continued)
COX Communications Inc.,
Sr. Unsec. Notes,
4.70%, 12/15/42(b)	$1,000,000	$1,031,723
6.25%, 06/01/18(b)	1,300,000	1,587,414
8.38%, 03/01/39(b)	305,000	468,807
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 3.70%, 06/01/15	2,000,000	2,140,248
LIN Television Corp., Sr. Unsec. Gtd. Notes, 6.38%, 01/15/21(b)	10,000	10,275
Nielsen Finance LLC/Co. (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 10/01/20(b)	25,000	25,062
Starz LLC/Starz Finance Corp., Sr. Unsec. Notes, 5.00%, 09/15/19(b)	5,000	5,138

		5,426,304

Building Products–0.44%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	40,000	39,000
Building Materials Corp. of America,
Sr. Unsec. Gtd. Notes,
7.50%, 03/15/20(b)	45,000	49,500
Sr. Unsec. Notes,
6.88%, 08/15/18(b)	20,000	21,625
Gibraltar Industries Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	65,000	66,016
Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	20,000	22,125
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	163,000	178,077
Owens Corning Inc., Sr. Unsec. Gtd. Global Notes, 4.20%, 12/15/22	415,000	422,342
Ply Gem Industries Inc.,
Sr. Sec. Gtd. Global Notes,
8.25%, 02/15/18	65,000	69,387
Sr. Unsec. Notes,
9.38%, 04/15/17(b)	25,000	26,188
USG Corp.,
Sr. Unsec. Gtd. Notes,
7.88%, 03/30/20(b)	60,000	66,300
Sr. Unsec. Notes,
9.75%, 01/15/18	95,000	106,400

		1,066,960

Cable & Satellite–4.54%
Cablevision Systems Corp., Sr. Unsec. Global Notes, 5.88%, 09/15/22	10,000	9,875
Comcast Corp.,
Sr. Unsec. Gtd. Global Notes,
3.13%, 07/15/22	2,000,000	2,088,248
5.70%, 05/15/18	1,545,000	1,874,963
6.50%, 01/15/15	500,000	559,014
Sr. Unsec. Gtd. Notes,
6.45%, 03/15/37	580,000	752,515

	Principal Amount	Value
Cable & Satellite–(continued)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Sr. Unsec. Gtd. Global Notes,
2.40%, 03/15/17	$295,000	$301,280
5.15%, 03/15/42	490,000	490,992
DISH DBS Corp.,
Sr. Unsec. Gtd. Global Notes,
4.63%, 07/15/17	75,000	77,906
5.88%, 07/15/22	30,000	32,288
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes,
7.25%, 10/15/20	90,000	96,525
7.50%, 04/01/21	85,000	92,013
Sr. Unsec. Gtd. Notes,
6.63%, 12/15/22(b)	60,000	60,300
7.25%, 10/15/20(b)	50,000	53,625
NBCUniversal Media LLC,
Sr. Unsec. Global Notes,
5.15%, 04/30/20	210,000	250,160
2.10%, 04/01/14	375,000	381,971
5.95%, 04/01/41	355,000	432,617
Time Warner Cable, Inc.,
Sr. Unsec. Gtd. Global Notes,
6.55%, 05/01/37	310,000	385,106
6.75%, 07/01/18	685,000	858,650
Sr. Unsec. Gtd. Notes,
5.00%, 02/01/20	350,000	409,170
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec. Gtd. Global Notes,
5.25%, 01/15/21	420,000	491,121
6.50%, 01/15/18	1,290,000	1,411,277

		11,109,616

Casinos & Gaming–0.43%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	55,000	58,713
Caesars Entertainment Operating Co. Inc.,
Sec. Gtd. Global Notes,
12.75%, 04/15/18	50,000	36,625
Sr. Sec. Gtd. Notes,
9.00%, 02/15/20(b)	45,000	45,225
Sr. Unsec. Gtd. Global Notes,
5.38%, 12/15/13	20,000	19,500
Chester Downs & Marina LLC, Sr. Sec. Gtd. Notes, 9.25%, 02/01/20(b)	10,000	9,875
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sr. Sec. Gtd. Global Notes,
7.63%, 01/15/16	45,000	48,488
Sr. Sec. Gtd. Notes,
7.63%, 01/15/16(b)	5,000	5,388
Sr. Sec. Gtd. PIK Global Notes,
10.75%, 01/15/17	82,437	89,650
Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	10,000	7,550

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Casinos & Gaming–(continued)
MGM Resorts International,
Sr. Unsec. Gtd. Global Notes,
6.63%, 07/15/15	$270,000	$288,900
Sr. Unsec. Gtd. Notes,
7.75%, 03/15/22	90,000	94,950
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	57,000	59,707
Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes,
4.48%, 02/01/14(b)(d)	65,000	64,431
Sr. Sec. Notes,
9.13%, 02/01/15(b)	72,000	72,630
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sr. Sec. First Mortgage Global Notes,
5.38%, 03/15/22	90,000	95,512
7.75%, 08/15/20	50,000	57,625

		1,054,769

Coal & Consumable Fuels–0.11%
Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 9.75%, 04/15/18	15,000	15,525
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	125,000	133,906
Peabody Energy Corp.,
Sr. Unsec. Gtd. Global Notes,
6.00%, 11/15/18	80,000	84,000
Sr. Unsec. Gtd. Notes,
6.50%, 09/15/20	30,000	32,100

		265,531

Communications Equipment–0.09%
Avaya Inc.,
Sr. Sec. Gtd. Notes,
7.00%, 04/01/19(b)	80,000	72,400
Sr. Unsec. Gtd. Global Notes,
9.75%, 11/01/15	20,000	16,025
Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. Global Notes,
6.50%, 06/15/19	50,000	54,000
Sr. Unsec. Gtd. Global Notes,
7.63%, 06/15/21	15,000	16,800
ViaSat Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 06/15/20	40,000	41,700
Sr. Unsec. Gtd. Notes,
6.88%, 06/15/20(b)	25,000	26,063

		226,988

Computer & Electronics Retail–0.05%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	105,000	114,713

	Principal Amount	Value
Computer Storage & Peripherals–0.04%
Seagate HDD Cayman,
Sr. Unsec. Gtd. Global Notes,
7.00%, 11/01/21	$85,000	$89,675
7.75%, 12/15/18	10,000	10,950

		100,625

Construction & Engineering–0.34%
Dycom Investments Inc.,
Sr. Unsec. Gtd. Sub. Global Notes,
7.13%, 01/15/21	80,000	85,000
Sr. Unsec. Gtd. Sub. Notes,
7.13%, 01/15/21(b)	25,000	26,188
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	50,000	51,438
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	155,000	160,037
URS Corp., Sr. Unsec. Notes, 5.00%, 04/01/22(b)	500,000	521,061

		843,724

Construction & Farm Machinery & Heavy Trucks–1.04%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	45,000	53,156
Caterpillar Financial Services Corp., Sr. Unsec. Notes, 0.70%, 11/06/15	900,000	900,097
CNH Capital LLC (Netherlands), Sr. Notes, 3.88%, 11/01/15(b)	12,000	12,345
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	52,000	50,960
Deere & Co., Sr. Unsec. Notes, 3.90%, 06/09/42	1,305,000	1,342,784
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	40,000	44,800
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	74,000	70,670
Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	10,000	10,400
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	50,000	53,000

		2,538,212

Construction Materials–0.26%
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	100,000	107,992
CRH America Inc. (Ireland), Sr. Unsec. Gtd. Notes, 8.13%, 07/15/18	315,000	384,501
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	130,000	139,750

		632,243

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Consumer Finance–2.83%
Ally Financial Inc.,
Sr. Unsec. Gtd. Global Notes,
4.63%, 06/26/15	$50,000	$52,125
7.50%, 09/15/20	275,000	333,437
8.00%, 03/15/20	15,000	18,525
Capital One Capital VI, Jr. Unsec. Ltd. Gtd. Sub. Trust Pfd. Securities, 8.88%, 05/15/40	600,000	606,000
Capital One Financial Corp., Sr. Unsec. Global Notes, 1.00%, 11/06/15	500,000	497,899
Ford Motor Credit Co. LLC,
Sr. Unsec. Notes
3.00%, 06/12/17	1,000,000	1,016,120
4.25%, 09/20/22	1,200,000	1,245,463
General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	20,000	20,850
John Deere Capital Corp., Sr. Unsec. Global Notes, 0.88%, 04/17/15	310,000	311,298
National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	35,000	38,719
SLM Corp.,
Sr. Unsec. Medium-Term Global Notes,
6.25%, 01/25/16	745,000	810,519
Series A,
Sr. Unsec. Medium-Term Notes,
5.00%, 10/01/13	1,930,000	1,978,403

		6,929,358

Data Processing & Outsourced Services–0.29%
Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	340,000	349,700
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	125,000	136,562
First Data Corp.,
Sr. Sec. Gtd. Notes,
6.75%, 11/01/20(b)	130,000	131,950
7.38%, 06/15/19(b)	45,000	46,688
SunGard Data Systems Inc.,
Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	5,000	5,350
7.63%, 11/15/20	30,000	33,075

		703,325

Department Stores–0.03%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	85,000	78,200
Distillers & Vintners–0.06%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 9.13%, 12/01/16(b)	100,000	51,000

	Principal Amount	Value
Distillers & Vintners–(continued)
Constellation Brands Inc.,
Sr. Unsec. Gtd. Global Notes,
4.63%, 03/01/23	$10,000	$10,350
7.25%, 05/15/17	60,000	70,650
Sr. Unsec. Gtd. Notes,
6.00%, 05/01/22	5,000	5,688

		137,688

Diversified Banks–8.69%
Abbey National Treasury Services PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes,
2.88%, 04/25/14	250,000	254,445
Sr. Unsec. Gtd. Medium-Term Euro Notes,
3.88%, 11/10/14(b)	555,000	573,270
ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	1,000,000	1,017,314
Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	585,000	585,147
Barclays Bank PLC (United Kingdom), Unsec. Sub. Notes, 6.05%, 12/04/17(b)	335,000	367,145
BBVA U.S. Senior S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.25%, 05/16/14	1,100,000	1,100,419
BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	775,000	777,861
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(e)	210,000	283,797
Hana Bank (South Korea),
Sr. Unsec. Notes,
4.25%, 06/14/17(b)	500,000	545,559
4.50%, 10/30/15(b)	1,075,000	1,166,377
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(b)	1,080,000	1,131,926
HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(b)	1,275,000	1,404,737
HSBC Finance Corp., Sr. Unsec. Sub. Global Notes, 6.68%, 01/15/21	957,000	1,137,055
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	500,000	546,415
ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	600,000	619,922
ING Bank N.V. (Netherlands),
Sr. Unsec. Notes,
3.00%, 09/01/15(b)	510,000	526,327
Unsec. Notes,
3.75%, 03/07/17(b)	990,000	1,053,354
Korea Development Bank (The) (South Korea),
Sr. Unsec. Global Notes,
3.50%, 08/22/17	355,000	380,149

4.38%, 08/10/15	1,135,000	1,226,272

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Lloyds TSB Bank PLC (United Kingdom), Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	$540,000	$591,877
National Australia Bank (Australia), Sr. Unsec. Medium-Term Global Notes, 2.00%, 03/09/15	460,000	471,807
RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(e)	25,000	21,250
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec. Global Notes, 6.40%, 10/21/19	260,000	307,599
Unsec. Sub. Notes, 6.13%, 12/15/22	40,000	41,115
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 2.99%, 10/07/13(b)	500,000	503,157
3.72%, 01/20/15(b)	800,000	802,861
Societe Generale S.A. (France), Sr. Unsec. Medium-Term Notes, 5.20%, 04/15/21(b)	700,000	767,376
Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes, 3.20%, 05/12/16(b)	500,000	527,901
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	1,180,000	1,220,859
VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.32%, 02/22/18(b)	915,000	982,257
6.55%, 10/13/20(b)	325,000	349,622
		21,285,172
Diversified Capital Markets–0.48%
UBS AG (Switzerland), Sr. Unsec. Global Bank Notes, 5.88%, 12/20/17	985,000	1,170,850
Diversified Chemicals–1.04%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 3.00%, 11/15/22	890,000	888,289
4.25%, 11/15/20	1,485,000	1,651,671
		2,539,960
Diversified Metals & Mining–2.14%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(b)	660,000	860,904

BHP Billiton Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 6.50%, 04/01/19	1,000,000	1,289,152

	Principal Amount	Value
Diversified Metals & Mining–(continued)
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	$15,000	$15,179
6.88%, 04/01/22(b)	55,000	53,487
7.00%, 11/01/15(b)	75,000	76,687
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 3.55%, 03/01/22	300,000	306,331
Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	25,000	16,125
Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	820,000	870,655
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	750,000	738,820
5.38%, 04/16/20	230,000	265,139
6.75%, 04/16/40	335,000	395,923
Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	113,507
Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 5.30%, 10/25/42(b)	250,000	247,541
	5,249,450
Diversified REIT’s–0.26%
Qatari Diar Finance QSC (Qatar), Sr. Unsec. Gtd. Notes, 5.00%, 07/21/20(b)	545,000	641,041
Drug Retail–1.68%
CVS Caremark Corp., Sr. Unsec. Global Notes, 2.75%, 12/01/22	670,000	672,161
CVS Pass Through Trust, Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	1,265,798	1,500,994
Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	1,616,204	1,938,321
		4,111,476
Electric Utilities–3.19%
Appalachian Power Co., Sr. Unsec. Floating Rate Notes, 0.69%, 08/16/13(d)	1,000,000	1,001,631
DCP Midstream LLC, Sr. Unsec. Notes, 9.70%, 12/01/13(b)	1,500,000	1,608,445
Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 5.13%, 10/07/19(b)	820,000	852,494
Entergy Gulf States Louisiana LLC, Sec. First Mortgage Bonds, 5.59%, 10/01/24	650,000	767,228

Mississippi Power Co.-Series 12, Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	610,000	645,280

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Electric Utilities–(continued)
NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Notes, 1.20%, 06/01/15	$250,000	$251,554
Ohio Power Co.-Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	350,000	433,183
Southern Co. (The)-Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	400,000	419,112
Southern Power Co.-Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	1,175,000	1,292,152
System Energy Resources Inc., Sec. First Mortgage Bonds, 4.10%, 04/01/23	500,000	527,426

		7,798,505

Electrical Components & Equipment–0.04%
Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	40,000	40,900
General Cable Corp., Sr. Unsec. Gtd. Notes, 5.75%, 10/01/22(b)	30,000	30,525
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	30,000	32,625

		104,050

Electronic Components–0.69%
Corning, Inc., Sr. Unsec. Notes, 4.75%, 03/15/42	1,600,000	1,679,102
Electronic Manufacturing Services–0.03%
Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	70,000	70,613
Environmental & Facilities Services–0.51%
Clean Harbors Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/21(b)	20,000	20,550
Waste Management, Inc.,
Sr. Unsec. Gtd. Notes,
4.60%, 03/01/21	481,000	551,054
5.00%, 03/15/14	645,000	680,171

		1,251,775

Forest Products–0.02%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	45,000	39,375
Gas Utilities–0.12%
AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	55,000	59,950
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	85,000	82,875

	Principal Amount	Value
Gas Utilities–(continued)
Suburban Propane Partners, L.P./Suburban Energy Finance Corp.,
Sr. Unsec. Notes,
7.38%, 03/15/20	$115,000	$123,050
7.38%, 08/01/21(b)	37,000	39,868

		305,743

General Merchandise Stores–0.12%
Dollar General Corp., Sr. Unsec. Gtd. Global Notes, 4.13%, 07/15/17	275,000	290,125
Gold–2.70%
Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 3.85%, 04/01/22	355,000	377,514
Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	750,000	874,152
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	1,000,000	956,741
Kinross Gold Corp. (Canada),
Sr. Unsec. Gtd. Global Notes,
5.13%, 09/01/21	300,000	312,910
6.88%, 09/01/41	700,000	713,988
Newcrest Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	360,000	387,674
Newmont Mining Corp.,
Sr. Unsec. Gtd. Global Notes,
3.50%, 03/15/22	1,125,000	1,166,260
4.88%, 03/15/42	1,195,000	1,258,206
Sr. Unsec. Gtd. Notes,
6.25%, 10/01/39	475,000	572,852

		6,620,297

Health Care Distributors–0.55%
AmerisourceBergen Corp., Sr. Unsec. Gtd. Notes, 3.50%, 11/15/21	1,250,000	1,355,633
Health Care Equipment–0.04%
Biomet Inc.,
Sr. Unsec. Gtd. Notes,
6.50%, 08/01/20(b)	15,000	15,750
Sr. Unsec. Gtd. Sub. Notes,
6.50%, 10/01/20(b)	25,000	24,875
DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Global Notes,
7.75%, 04/15/18	5,000	4,750
Sr. Unsec. Gtd. Sub. Global Notes,
9.75%, 10/15/17	65,000	56,875

		102,250

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Health Care Facilities–0.17%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	$35,000	$38,150
7.88%, 02/15/20	60,000	67,500
Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	60,000	62,100
HealthSouth Corp., Sr. Unsec. Gtd. Notes, 5.75%, 11/01/24	15,000	15,187
7.25%, 10/01/18	36,000	39,060
7.75%, 09/15/22	18,000	19,755
Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	60,000	59,700
Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 4.75%, 06/01/20(b)	5,000	5,038
Sr. Unsec. Global Notes, 8.00%, 08/01/20	55,000	58,850
Sr. Unsec. Notes, 6.75%, 02/01/20(b)	45,000	45,337

		410,677

Health Care Services–0.21%
Express Scripts Holding Co., Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	445,000	470,152
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	40,000	42,000

		512,152

Health Care Technology–0.04%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	85,000	92,438
Homebuilding–0.21%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	35,000	35,044
8.13%, 06/15/16	57,000	61,275
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	60,000	64,950
Sr. Unsec. Gtd. Global Notes,
6.25%, 01/15/16	60,000	57,450
Sr. Unsec. Gtd. Notes,
11.88%, 10/15/15	10,000	10,825
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	62,000	70,060
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	65,000	70,525
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	20,000	21,700
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	30,000	30,750

	Principal Amount	Value
Homebuilding–(continued)
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	$65,000	$68,900
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	20,000	22,750

		514,229

Hotels, Resorts & Cruise Lines–0.42%
Carnival Corp., Sr. Unsec. Gtd Global Notes, 1.88%, 12/15/17	435,000	437,646
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	5,000	5,481
Hyatt Hotels Corp., Sr. Unsec. Notes, 6.88%, 08/15/19(b)	155,000	184,108
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	260,000	273,650
7.50%, 10/15/27	100,000	113,000
Wyndham Worldwide Corp., Sr. Unsec. Global Notes, 6.00%, 12/01/16	9,000	10,251

		1,024,136

Household Products–0.05%
Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	74,000	78,255
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Notes, 5.75%, 10/15/20(b)	40,000	41,050

		119,305

Housewares & Specialties–0.02%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	45,000	47,137
Spectrum Brands Escrow Corp., Sr. Unsec. Notes, 6.38%, 11/15/20(b)	5,000	5,169

		52,306

Independent Power Producers & Energy Traders–0.15%
AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 10/15/17	95,000	108,775
Calpine Corp., Sr. Sec. Gtd. Notes, 7.25%, 10/15/17(b)	54,000	57,915
7.50%, 02/15/21(b)	54,000	59,670
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	65,000	71,987
Sr. Unsec. Gtd. Notes,
6.63%, 03/15/23(b)	15,000	15,750
Red Oak Power LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	58,027	63,395

		377,492

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Industrial Conglomerates–1.57%
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 4.65%, 10/17/21	$600,000	$680,683
5.50%, 01/08/20	320,000	381,740
General Electric Co., Sr. Unsec. Global Notes, 2.70%, 10/09/22	360,000	366,624
Hutchison Whampoa International Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00%(b)(e)	2,290,000	2,410,225

		3,839,272

Industrial Machinery–1.09%
Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	20,000	20,700
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	29,000	32,045
Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	10,000	10,300
Pentair Finance S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 1.35%, 12/01/15(b)	1,190,000	1,194,794
Pentair, Ltd., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	710,000	809,970
Tyco Flow Control International, Sr. Unsec. Gtd. Notes, 3.15%, 09/15/22(b)	605,000	610,457

		2,678,266

Insurance Brokers–0.01%
Hub International Ltd., Sr. Unsec. Gtd. Notes, 8.13%, 10/15/18(b)	25,000	26,125
Integrated Oil & Gas–1.66%
Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.51%, 03/07/22(b)	265,000	314,953
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	450,000	535,406
Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	960,000	1,093,230
Northern Tier Energy LLC/ Northern Tier Finance Corp., Sr. Sec. Gtd. Notes, 7.13%, 11/15/20(b)	10,000	10,100
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	630,000	736,975
Total Capital International S.A. (France), Sr. Unsec. Gtd. Global Notes, 1.50%, 02/17/17	1,350,000	1,372,819

		4,063,483

	Principal Amount	Value
Integrated Telecommunication Services–2.58%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	$86,000	$134,039
AT&T Inc., Sr. Unsec. Global Notes, 1.70%, 06/01/17	655,000	667,912
2.95%, 05/15/16	370,000	393,369
4.45%, 05/15/21	190,000	221,944
6.15%, 09/15/34	500,000	635,103
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	440,000	665,248
Sr. Unsec. Gtd. Global Notes,
6.00%, 07/08/19	150,000	185,103
Sr. Unsec. Gtd. Notes, 4.88%, 03/06/42(b)	1,000,000	1,064,002
6.75%, 08/20/18	225,000	283,385
Qtel International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 3.38%, 10/14/16(b)	315,000	330,198
4.75%, 02/16/21(b)	200,000	226,933
Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	880,000	886,257
Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	300,000	341,856
6.40%, 02/15/38	200,000	273,101

		6,308,450

Internet Retail–0.48%
Amazon.com Inc., Sr. Unsec. Global Notes, 2.50%, 11/29/22	1,190,000	1,182,972
Internet Software & Services–0.32%
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	730,000	738,364
Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	50,000	55,313

		793,677

Investment Banking & Brokerage–3.45%
Charles Schwab Corp. (The)-Series A, Jr. Unsec. Sub. Notes, 7.00%,(e)	1,165,000	1,322,275
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/21	565,000	644,382
5.75%, 01/24/22	230,000	273,267
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	615,000	648,985
Unsec. Sub. Global Notes,
6.75%, 10/01/37	310,000	348,386
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	1,095,000	1,190,977

7.63%, 08/13/19(b)	498,000	588,802

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
Sr. Unsec. Global Notes,
4.00%, 07/24/15	$1,000,000	$1,045,396
6.38%, 07/24/42	835,000	970,490
Sr. Unsec. Notes,
3.45%, 11/02/15	1,000,000	1,033,108
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	370,000	391,116

		8,457,184

Leisure Facilities–0.00%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	10,000	10,550

Leisure Products–0.04%
Toys R Us-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	90,000	91,913

Life & Health Insurance–4.29%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	650,000	713,232
Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	950,000	1,205,840
MetLife, Inc.,
Jr. Unsec. Sub. Global Notes,
10.75%, 08/01/39	785,000	1,204,975
Sr. Unsec. Global Notes,
4.13%, 08/13/42	390,000	390,578
Series A,
Sr. Unsec. Notes,
6.82%, 08/15/18	50,000	63,117
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	1,645,000	1,777,247
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	1,150,000	1,283,383
Prudential Financial, Inc.,
Series C,
Sr. Unsec. Medium-Term Notes,
5.40%, 06/13/35	1,500,000	1,652,435
Series D,
Sr. Unsec. Medium-Term Notes,
4.75%, 09/17/15	820,000	903,563
6.63%, 12/01/37	390,000	495,232
7.38%, 06/15/19	645,000	822,916

		10,512,518

Life Sciences Tools & Services–0.30%
Life Technologies Corp., Sr. Unsec. Notes, 6.00%, 03/01/20	610,000	727,684

	Principal Amount	Value
Managed Health Care–1.69%
Cigna Corp.,
Sr. Unsec. Global Notes,
5.38%, 02/15/42	$890,000	$1,035,699
Sr. Unsec. Notes,
4.50%, 03/15/21	435,000	486,135
5.88%, 03/15/41	350,000	435,274
UnitedHealth Group Inc.,
Sr. Unsec. Global Notes,
2.75%, 02/15/23	665,000	677,934
Sr. Unsec. Notes,
5.95%, 02/15/41	590,000	750,731
Wellpoint Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	750,000	755,787

		4,141,560

Marine–0.01%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	20,000	18,950

Movies & Entertainment–0.46%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	115,000	126,788
Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	80,000	83,600
NAI Entertainment Holdings LLC, Sr. Sec. Gtd. Notes, 8.25%, 12/15/17(b)	67,000	74,370
Time Warner, Inc., Sr. Unsec. Gtd. Deb., 6.50%, 11/15/36	675,000	851,218

		1,135,976

Multi-Line Insurance–0.65%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	1,055,000	1,383,673
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	2,000	2,061
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	55,000	63,113
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	100,000	111,750
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	25,000	35,738

		1,596,335

Multi-Utilities–1.01%
Abu Dhabi National Energy Co. (United Arab Emirates), Sr. Unsec. Notes, 4.13%, 03/13/17(b)	800,000	852,779
Consumers Energy Co., Sr. Sec. First Mortgage Bonds, 5.80%, 09/15/35	480,000	637,232

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Multi-Utilities–(continued)
Dominion Resources, Inc., Sr. Unsec. Notes, 2.25%, 09/01/15	$500,000	$519,921
Wisconsin Public Service Corp., Sec. First Mortgage Bonds, 3.67%, 12/01/42	475,000	473,279

		2,483,211

Office REIT’s–0.67%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	1,525,000	1,631,710

Office Services & Supplies–0.76%
Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	1,730,000	1,866,115

Oil & Gas Drilling–0.40%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	6,000	6,435
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	55,000	57,612
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	835,000	914,963

		979,010

Oil & Gas Equipment & Services–0.08%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	35,000	37,056
Gulfmark Offshore Inc., Sr. Unsec. Notes, 6.38%, 03/15/22(b)	20,000	20,700
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	100,000	100,500
SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	30,000	32,166
		190,422

Oil & Gas Exploration & Production–3.99%
Access Midstream Partners L.P./ACMP Finance Corp.,
Sr. Unsec. Gtd. Global Notes,
5.88%, 04/15/21	75,000	78,563
6.13%, 07/15/22	5,000	5,325
Anadarko Petroleum Corp.,
Sr. Unsec. Global Notes,
5.95%, 09/15/16	1,385,000	1,606,106
Sr. Unsec. Notes,
7.63%, 03/15/14	750,000	812,761
Apache Corp., Sr. Unsec. Global Notes, 4.75%, 04/15/43	620,000	680,890
Berry Petroleum Co.,
Sr. Unsec. Notes,
6.38%, 09/15/22	25,000	25,750
6.75%, 11/01/20	35,000	37,625
Chaparral Energy Inc.,
Sr. Unsec. Gtd. Global Notes,
7.63%, 11/15/22	45,000	46,350
8.25%, 09/01/21	95,000	102,600

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 11/15/20	$25,000	$26,406
Sr. Unsec. Gtd. Notes,
6.13%, 02/15/21	5,000	5,081
6.63%, 08/15/20	102,000	107,227
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	70,000	75,250
Continental Resources Inc.,
Sr. Unsec. Gtd. Global Notes,
7.13%, 04/01/21	50,000	56,625
8.25%, 10/01/19	45,000	50,794
Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	365,000	401,187
Encana Corp. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/38	945,000	1,170,746
EOG Resources Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	475,000	546,512
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	45,000	47,700
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	109,000	102,732
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	55,000	55,206
Halcon Resources Corp., Sr. Unsec. Gtd. Notes, 8.88%, 05/15/21(b)	85,000	88,613
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	8,000	8,700
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	70,000	70,831
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	65,000	68,819
Noble Energy Inc., Sr. Unsec. Global Notes, 4.15%, 12/15/21	685,000	752,412
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	30,000	31,950
Petrobras International Finance Co. (Brazil),
Sr. Unsec. Gtd. Global Notes,
3.50%, 02/06/17	735,000	773,088
5.75%, 01/20/20	410,000	468,434
Plains Exploration & Production Co.,
Sr. Unsec. Gtd. Notes,
6.50%, 11/15/20	30,000	30,788
7.63%, 06/01/18	120,000	128,100
QEP Resources Inc.,
Sr. Unsec. Global Notes,
5.25%, 05/01/23	25,000	26,375
Sr. Unsec. Notes,
5.38%, 10/01/22	53,000	56,048
Range Resources Corp.,
Sr. Unsec. Gtd. Sub. Notes,
5.00%, 08/15/22	12,000	12,570
5.75%, 06/01/21	80,000	85,400

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	$30,000	$31,800
6.63%, 02/15/19	120,000	126,600
Southwestern Energy Co., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/22(b)	800,000	863,850
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	60,000	64,875
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	35,000	37,625

		9,768,314

Oil & Gas Refining & Marketing–0.74%
Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	15,000	15,300
Phillips 66, Sr. Unsec. Gtd. Notes, 2.95%, 05/01/17(b)	1,240,000	1,322,959
Tesoro Corp., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	20,000	20,850
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Notes, 5.88%, 10/01/20(b)	25,000	26,063
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	35,000	38,325
Valero Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/37	325,000	395,165

		1,818,662

Oil & Gas Storage & Transportation–2.52%
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 6.63%, 10/01/20(b)	15,000	15,600
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	115,000	121,613
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Notes, 8.38%, 06/01/19(b)	25,000	25,250
El Paso Pipeline Partners Operating Co. LLC, Sr. Unsec. Gtd. Notes, 4.70%, 11/01/42	365,000	358,818
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	63,000	71,741
Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	690,000	766,069
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	300,000	358,185
Sr. Unsec. Gtd. Notes,
6.45%, 09/01/40	1,250,000	1,560,697
Series G,
Sr. Unsec. Gtd. Global Notes,
5.60%, 10/15/14	720,000	782,378

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	$30,000	$30,600
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	25,000	26,563
6.25%, 06/15/22	30,000	32,850
6.50%, 08/15/21	85,000	92,863
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	185,000	197,818
Regency Energy Partners L.P. Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	95,000	103,431
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/19	225,000	293,231
Sr. Unsec. Gtd. Notes,
5.67%, 08/15/14	500,000	539,330
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 02/01/21	95,000	103,906
Sr. Unsec. Gtd. Notes,
6.38%, 08/01/22(b)	15,000	16,313
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	40,000	42,400
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	455,000	622,857

		6,162,513

Other Diversified Financial Services–2.94%
Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	500,000	531,185
Series L,
Sr. Unsec. Medium-Term Global Notes,
5.65%, 05/01/18	500,000	580,446
Bear Stearns Cos., LLC (The),
Sr. Unsec. Global Notes,
7.25%, 02/01/18	680,000	849,513
Unsec. Sub. Notes,
5.55%, 01/22/17	1,030,000	1,161,183
Citigroup Inc.-Series A, Jr. Unsec. Sub. Global Notes, 5.95%(e)	690,000	705,525
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(b)	555,000	560,925
ING US Inc. (Netherlands), Sr. Unsec. Gtd. Notes, 5.50%, 07/15/22(b)	905,000	982,856
JPMorgan Chase & Co.,
Sr. Unsec. Global Notes,
3.25%, 09/23/22	535,000	551,650
3.45%, 03/01/16	270,000	287,645

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Other Diversified Financial Services–(continued)
Merrill Lynch & Co., Inc., Unsec. Sub. Global Notes, 7.75%, 05/14/38	$765,000	$995,760

		7,206,688

Packaged Foods & Meats–1.25%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	45,000	46,350
Mondelez International Inc.,
Sr. Unsec. Global Notes,
6.88%, 02/01/38	1,255,000	1,737,290
Sr. Unsec. Notes,
6.88%, 01/26/39	850,000	1,183,611
Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	80,000	86,200

		3,053,451

Paper Packaging–0.17%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	45,000	47,812
Rock-Tenn Co., Sr. Unsec. Gtd. Notes, 4.00%, 03/01/23(b)	370,000	376,754

		424,566

Paper Products–0.39%
Boise Cascade LLC/Boise Cascade Finance Corp., Sr. Unsec. Notes, 6.38%, 11/01/20(b)	5,000	5,100
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	40,000	43,600
International Paper Co.,
Sr. Unsec. Global Notes,
4.75%, 02/15/22	280,000	318,074
6.00%, 11/15/41	405,000	491,041
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	80,000	85,400
NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(c)	45,000	21,937

		965,152

Personal Products–0.28%
Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	610,000	604,838
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	70,000	79,450

		684,288

Pharmaceuticals–1.36%
AbbVie Inc., Sr. Unsec. Gtd. Notes, 1.20%, 11/06/15(b)	1,885,000	1,896,563
Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	20,000	21,400

	Principal Amount	Value
Pharmaceuticals–(continued)
Watson Pharmaceuticals Inc.,
Sr. Unsec. Global Notes,
1.88%, 10/01/17	$700,000	$711,931
4.63%, 10/01/42	500,000	525,648
Wyeth LLC, Sr. Unsec. Gtd. Notes, 6.45%, 02/01/24	120,000	165,222

		3,320,764

Property & Casualty Insurance–1.81%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	1,100,000	1,384,802
QBE Capital Funding III Ltd. (Australia), Unsec. Gtd. Sub. Notes, 7.25%, 05/24/41(b)	1,500,000	1,545,000
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	600,000	735,411
XL Group PLC (Ireland), Sr. Unsec. Global Notes, 5.25%, 09/15/14	710,000	756,842

		4,422,055

Railroads–1.18%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Notes, 4.45%, 03/15/23	225,000	251,710
CSX Corp.,
Sr. Unsec. Global Notes,
6.15%, 05/01/37	770,000	988,636
Sr. Unsec. Notes,
5.50%, 04/15/41	1,350,000	1,637,693

		2,878,039

Real Estate Services–0.01%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	32,000	35,120

Regional Banks–1.88%
CIT Group Inc.,
Sr. Unsec. Global Notes,
5.00%, 08/15/22	15,000	15,806
5.25%, 03/15/18	95,000	101,056
Sr. Unsec. Notes,
5.00%, 05/15/17	15,000	15,788
5.50%, 02/15/19(b)	155,000	165,462
Fifth Third Bancorp,
Sr. Unsec. Notes,
3.50%, 03/15/22	750,000	793,060
Unsec. Sub. Notes,
4.50%, 06/01/18	580,000	644,199
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	340,000	406,423
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	1,030,000	1,222,113
PNC Bank N.A., Sub. Notes, 2.70%, 11/01/22	1,015,000	1,016,481

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Regional Banks–(continued)
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	$85,000	$92,225
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	35,000	38,588
Unsec. Sub. Global Notes, 5.13%, 06/15/17	100,000	97,000

		4,608,201

Research & Consulting Services–0.51%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	60,000	64,200
Novant Health, Inc.-Series 2009 A, Unsec. Bonds, 5.85%, 11/01/19	1,000,000	1,183,904

		1,248,104

Residential REIT’s–0.39%
Essex Portfolio L.P., Unsec. Gtd. Notes, 3.63%, 08/15/22(b)	940,000	950,142

Retail REIT’s–1.01%
Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	935,000	940,112
3.25%, 10/15/22	600,000	594,361
Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	290,000	313,773
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	500,000	615,914

		2,464,160

Semiconductor Equipment–0.08%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	120,000	117,900
Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	70,000	74,200

		192,100

Semiconductors–0.08%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	170,000	184,875
Soft Drinks–0.44%
Coca-Cola Enterprises, Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	750,000	755,142
Dr. Pepper Snapple Group Inc., Sr. Unsec. Gtd. Global Notes, 2.00%, 01/15/20	335,000	334,497

		1,089,639

Sovereign Debt–0.23%
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	500,000	551,006

	Principal Amount	Value
Specialized Finance–2.52%
Air Lease Corp., Sr. Unsec. Global Notes, 5.63%, 04/01/17	$80,000	$84,000
Aircastle Ltd., Sr. Unsec. Global Notes, 6.75%, 04/15/17	110,000	117,150
7.63%, 04/15/20	25,000	27,406
Sr. Unsec. Notes, 6.25%, 12/01/19(b)	10,000	10,250
International Lease Finance Corp., Sr. Sec. Gtd. Notes, 6.50%, 09/01/14(b)	2,970,000	3,164,906
Sr. Unsec. Global Notes, 4.88%, 04/01/15	500,000	511,875
5.88%, 04/01/19	540,000	558,731
5.88%, 08/15/22	85,000	87,656
8.75%, 03/15/17	40,000	45,975
Sr. Unsec. Notes, 8.25%, 12/15/20	295,000	344,597
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	1,080,000	1,216,501

		6,169,047

Specialized REIT’s–3.08%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	820,000	876,371
Sr. Unsec. Notes, 4.50%, 01/15/18	1,115,000	1,226,443
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	1,250,000	1,456,445
HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	265,000	281,474
Host Hotels & Resorts L.P., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/01/20	50,000	55,125
Sr. Unsec. Global Notes, 5.25%, 03/15/22	35,000	38,456
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	45,000	49,219
Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	20,000	22,100
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,755,000	1,819,058
6.75%, 12/15/21	500,000	576,875
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.25%, 03/01/22	130,000	139,520
4.75%, 06/01/21	895,000	989,531

		7,530,617

Specialty Chemicals–0.22%
Ashland Inc., Sr. Unsec. Notes, 4.75%, 08/15/22(b)	15,000	15,450
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	58,000	52,780

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value
Specialty Chemicals–(continued)
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	$55,000	$59,744
RPM International Inc., Sr. Unsec. Global Notes, 3.45%, 11/15/22	420,000	416,404

		544,378

Specialty Stores–0.03%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	70,000	76,300

Steel–0.74%
ArcelorMittal (Luxembourg),
Sr. Unsec. Global Bonds,
10.35%, 06/01/19	770,000	912,945
Sr. Unsec. Global Notes,
6.75%, 02/25/22	20,000	20,861
7.25%, 03/01/41	135,000	120,586
Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	65,000	68,738
United States Steel Corp.,
Sr. Unsec. Global Notes,
7.50%, 03/15/22	20,000	20,550
Sr. Unsec. Notes,
7.00%, 02/01/18	40,000	41,300
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	580,000	625,348

		1,810,328

Systems Software–0.02%
Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 12/20/10; Cost $71,575)(b)	70,000	52,150

Technology Distributors–0.00%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	10,000	10,525

Tires & Rubber–0.02%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	50,000	56,375

Tobacco–1.08%
Altria Group, Inc.,
Sr. Unsec. Gtd. Global Notes,
4.13%, 09/11/15	1,000,000	1,090,899
4.75%, 05/05/21	935,000	1,062,413
9.70%, 11/10/18	340,000	480,880

		2,634,192

Trading Companies & Distributors–0.03%
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/18	40,000	43,400
United Rentals North America Inc.,
Sr. Sec. Gtd. Notes,
5.75%, 07/15/18(b)	5,000	5,400
Sr. Unsec. Global Notes,
8.25%, 02/01/21	25,000	28,063

		76,863

	Principal Amount	Value
Trucking–0.16%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
Sr. Unsec. Gtd. Global Notes,
8.25%, 01/15/19	$105,000	$116,550
9.75%, 03/15/20	15,000	17,325
Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes,
6.75%, 04/15/19	80,000	86,800
7.38%, 01/15/21	55,000	60,087
7.50%, 10/15/18	75,000	82,500
Sr. Unsec. Gtd. Notes,
6.75%, 04/15/19(b)	20,000	21,700

		384,962

Wireless Telecommunication Services–2.10%
Alltel Corp., Sr. Unsec. Notes, 7.00%, 03/15/16	1,185,000	1,417,634
America Movil S.A.B de C.V. (Mexico),
Sr. Unsec. Gtd. Global Notes,
6.13%, 03/30/40	565,000	747,950
Sr. Unsec. Global Notes,
4.38%, 07/16/42	620,000	643,488
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	45,000	47,756
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	166,000	173,055
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	1,215,000	1,391,175
MetroPCS Wireless Inc.,
Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20	85,000	90,950
7.88%, 09/01/18	35,000	37,822
SBA Communications Corp., Sr. Unsec. Notes, 5.63%, 10/01/19(b)	35,000	36,050
Sprint Capital Corp.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 11/15/28	105,000	108,544
6.90%, 05/01/19	75,000	81,000
Sprint Nextel Corp.,
Sr. Unsec. Global Notes,
6.00%, 11/15/22	50,000	50,625
7.00%, 08/15/20	20,000	21,750
11.50%, 11/15/21	15,000	20,175
Sr. Unsec. Gtd. Notes,
7.00%, 03/01/20(b)	60,000	69,750
9.00%, 11/15/18(b)	45,000	55,575
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	150,000	154,125

		5,147,424

Total U.S. Dollar Denominated Bonds and Notes (Cost $220,997,590)		240,633,793

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Shares	Value
Preferred Stocks–1.07%
Consumer Finance–0.00%
Ally Financial, Inc., Series G, 7.00% Pfd.(b)	7 $	6,816
Diversified Banks–0.44%
CoBank ACB, Series F, 6.25% Pfd.(b)	10,000	1,021,250
Royal Bank of Scotland PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	1,960	47,216

		1,068,466

Multi-Line Insurance–0.05%
Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.	4,135	115,242
Office REIT’s–0.01%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	560	15,092
Regional Banks–0.41%
PNC Financial Services Group Inc., Series P, 6.13% Pfd.	30,000	817,800
Zions Bancorp., Series C, 9.50% Pfd.	7,220	188,081

		1,005,881

Reinsurance–0.15%
Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.	14,000	375,900
Tires & Rubber–0.01%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	420	18,875
Total Preferred Stocks (Cost $2,469,792)		2,606,272

	Principal Amount
Asset-Backed Securities–0.90%
Bear Stearns Commercial Mortgage Securities-Series 2007-T26, Class A4, Variable Rate Pass Through Ctfs., 5.47%, 01/12/45(d)	$700,000	822,576
GS Mortgage Securities Corp. II-Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(b)	500,000	546,279
Santander Drive Auto Receivables Trust-Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	790,000	827,181
Total Asset-Backed Securities (Cost $1,888,913)		2,196,036
U.S. Treasury Securities–0.65%
U.S. Treasury Bills–0.08%
0.18%, 11/14/13(f)(g)	200,000	199,692

		Principal Amount	Value
U.S. Treasury Securities–(continued)
U.S. Treasury Notes–0.48%
2.00%, 02/15/22		$1,130,000	$1,181,982
U.S. Treasury Bonds–0.09%
3.13%, 11/15/41		200,000	214,802
Total U.S. Treasury Securities (Cost $1,550,519)			1,596,476
Municipal Obligations–0.42%
Alameda (County of), California Joint Powers Authority (Multiple Capital);-Series 2010 A, Lease RB, 7.05%, 12/01/44		530,000	676,784
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J);-Series 2010 A, Taxable RB, 6.64%, 04/01/57		300,000	361,041
Total Municipal Obligations (Cost $849,500)			1,037,825
Non-U.S. Dollar Denominated Bonds & Notes–0.36%(h)
Broadcasting–0.05%
Central European Media Enterprises Ltd. (Czech Republic)-REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	100,000	136,552
Casinos & Gaming–0.14%
Cirsa Funding Luxembourg S.A. (Spain)-REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	100,000	125,173
Codere Finance Luxembourg S.A. (Spain)-REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	115,000	119,646
Gateway Casinos & Entertainment Ltd. (Canada), Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	19,000	20,180
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	70,000	73,203

			338,202

Construction Materials–0.08%
Cemex Finance Europe B.V. (Mexico), Sr. Unsec. Gtd. Euro Notes, 4.75%, 03/05/14	EUR	50,000	66,163
Spie BondCo 3 SCA, (Luxembourg)-REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	100,000	139,153

			205,316

Health Care Technology–0.03%
Cegedim S.A. (France), Sr. Unsec. Euro Bonds, 7.00%, 07/27/15	EUR	50,000	65,188

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

		Principal Amount	Value
Investment Companies—Exchange Traded Funds–0.06%
Boparan Finance PLC (United Kingdom)-REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	100,000	145,006
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $870,124)			890,264
TOTAL INVESTMENTS–101.68% (Cost $228,626,438)			248,960,666
OTHER ASSETS LESS LIABILITIES–(1.68)%			(4,115,038)
NET ASSETS–100.00%			$244,845,628

Investment Abbreviations:

CAD	— Canadian Dollar
Conv.	— Convertible
Ctfs.	— Certificates
Deb.	— Debentures
EUR	— Euro
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred
PIK	— Payment in Kind
RB	— Revenue Bonds
REGS	— Regulation S
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $66,818,378, which represented 27.29% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2012 was $116,887, which represented less than 1% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.
(e)	Perpetual bond with no specified maturity date.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.
(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Bond Fund

A.	Security Valuations — (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks

Invesco Bond Fund

E.	Foreign Currency Contracts — (continued)

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk,

Invesco Bond Fund

G. Swap Agreements – (continued)

either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

H.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

I.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Bond Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,578,206	$1,028,066	$—	$2,606,272
U.S. Treasury Securities	—	1,596,476	—	1,596,476
Corporate Debt Securities	—	240,973,051	—	240,973,051
Asset-Backed Securities	—	2,196,036	—	2,196,036
Municipal Obligations	—	1,037,825	—	1,037,825
Foreign Government Debt Securities	—	551,006	—	551,006
	1,578,206	247,382,460	—	248,960,666
Foreign Currency Contracts*	—	(11,609)	—	(11,609)
Futures*	63,711	—	—	63,711
Swap Agreements*	—	(142,345)	—	(142,345)

Total Investments	$1,641,917	$247,228,506	$—	$248,870,423

*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of November 30, 2012:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Credit risk Swap Agreements (a)	$—	$(142,345)
Currency risk Foreign Currency Contracts (a)	—	(11,609)
Interest rate risk Futures Contracts (a)	74,589	(10,878)

(a)	Includes cumulative appreciation (depreciation) of futures contracts, foreign currency contracts and swap agreements.

Effect of Derivative Instruments for the nine months ended November 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures*	Foreign Currency Contracts*	Swap Agreements*
Realized Gain (Loss)
Credit risk	$—	$—	$(193,874)
Currency risk	—	24,235	—
Interest rate risk	495,929	—	—
Change in Unrealized Appreciation (Depreciation)
Credit risk	$—	$—	$(150,279)
Currency risk	—	(2,294)	—
Interest rate risk	(22,213)	—	—

Total	$473,716	$21,941	$(344,153)

*	The average notional value of futures, foreign currency contracts, and swap agreements outstanding during the period was $45,514,968, $698,477, $7,577,778, respectively.

Invesco Bond Fund

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	250	March-2013	$31,179,688	$73,694
U.S. Treasury Ultra Bonds	9	March-2013	1,493,438	895
Subtotal			$32,673,126	$74,589
Short Contracts
U.S. Treasury 10 Year Notes	46	March-2013	$(6,147,469)	$(10,878)

Total				$63,711

Open Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

02/08/13	RBC Dain Rauscher	EUR	481,000	USD	614,362	$625,971	$(11,609)

Closed Foreign Currency Contracts
		Contract to
Closed Date	Counterparty	Deliver		Receive		Notional Value	Realized Gain (Loss)
11/19/12	RBC Dain Rauscher	EUR	105,000	USD	134,112	$134,471	$(359)

Total foreign currency contracts							$(11,968)

Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar

Open Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America	Citigroup Inc.	Buy	(1.00%)	06/20/17	1.32%	$2,500,000	177,278	$(142,345)

(a)

Implied credit spreads represent the current level as of November 30, 2012 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Invesco Bond Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended November 30, 2012 was $131,112,955 and $121,471,933, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$19,570,861
Aggregate unrealized (depreciation) of investment securities	(328,951)

Net unrealized appreciation of investment securities	$19,241,910

Cost of investments for tax purposes is $229,718,756.

Invesco Bond Fund

Item 2.  Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

2411146

012213 (1) BO

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Bond Fund

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2013

2286799

011713 (1) BO

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.